CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income [Member]	Treasury shares [Member]	Non-controlling Interest [Member]	Total
Begining Balance at Dec. 31, 2020	$ 216	$ 101,593	$ 169,016	$ 356	$ (17,218)	$ 1,512	$ 255,475
Begining Balance, Shares at Dec. 31, 2020	75,567,554
Net income	$ 0	0	164,971	0	0	103	165,074
Other comprehensive loss, net	0	0	0	(1,675)	0	0	(1,675)
Share-based compensation	0	11,962	0	0	0	0	11,962
Acquisition of non-controlling interest in exchange of ordinary shares (see note 12b)	$ 0	(11,165)	0	0	12,780	(1,615)	0
Acquisition of non-controlling interest in exchange of ordinary shares (see note 12b) (Shares)	582,826
Repurchase of ordinary shares	$ 0	0	0	0	(35,365)	0	(35,365)
Repurchase of ordinary shares (Shares)	(693,734)
Exercise of options	$ 23	20,308	0	0	0	0	20,331
Exercise of options (Shares)	7,521,469
Ending Balance at Dec. 31, 2021	$ 239	122,698	333,987	(1,319)	(39,803)	0	415,802
Ending Balance, shares at Dec. 31, 2021	82,978,115
Net income	$ 0	0	161,520	0	0	0	161,520
Other comprehensive loss, net	0	0	0	(6,174)	0	0	(6,174)
Share-based compensation	0	24,452	0	0	0	0	24,452
Repurchase of ordinary shares	$ 0	0	0	0	(42,637)	0	(42,637)
Repurchase of ordinary shares (Shares)	(1,077,213)
Exercise of options	$ 2	1,653	0	0	0	0	1,655
Exercise of options (Shares)	644,089
Ending Balance at Dec. 31, 2022	$ 241	148,803	495,507	(7,493)	(82,440)	0	$ 554,618
Ending Balance, shares at Dec. 31, 2022	82,544,991						82,544,991
Net income	$ 0	0	197,919	0	0	0	$ 197,919
Other comprehensive loss, net	0	0	0	5,814	0	0	5,814
Share-based compensation	0	23,600	0	0	0	0	23,600
Exercise of options	$ 4	5,417	0	0	0	0	$ 5,421
Exercise of options (Shares)	1,437,471						915,145
Ending Balance at Dec. 31, 2023	$ 245	$ 177,820	$ 693,426	$ (1,679)	$ (82,440)	$ 0	$ 787,372
Ending Balance, shares at Dec. 31, 2023	83,982,462						83,982,462